OPERATIONS IN UZBEKISTAN (Tables)	12 Months Ended
Dec. 31, 2013
OPERATIONS IN UZBEKISTAN
Impairment loss on the long-lived assets

In 2013 after the loss of control over Uzdunrobita these losses were assigned to discontinued operations:

Impairment loss
Property, plant and equipment	8,438
Licenses	2,709
Rights to use radio frequencies	2,523
Numbering capacity	1,190
Software and other intangible assets	1,654
Goodwill	3,523

Total impairment loss related to goodwill and long-lived assets	20,037

Schedule of results of discontinued operations

The results of discontinued operations of Uzdunrobita for the year ended December 31, 2013, 2012 and 2011 were as follows:

	Years ended December 31,
	2013	2012	2011
Total revenues	—	8,357	12,919
Income / (loss) before income tax	1,109	(34,171)	1,841
Income tax (expense) / benefit	(1,058)	1,325	(35)
Gain on disposal, net of tax	3,682	—	—

Income / (loss) from discontinued operations, net of tax	3,733	(32,846)	1,806

        The carrying amount of assets and liabilities related to Uzdunrobita as of April 22, 2013 (the date of deconsolidation) and December 31, 2012 was as follows:

	April 22, 2013	December 31, 2012
Current assets	341	755
Non-current assets	9,615	10,524

Total assets	9,956	11,279

Current liabilities	9,956	11,279

Total liabilities	9,956	11,279